Convertible notes (Tables)	12 Months Ended
Mar. 31, 2013
Convertible notes [Abstract]
Schedule of Convertible Notes

The carrying amount of the KKR Notes and GM Notes (the "Notes") as of March 31, 2013 is summarized in the following table:

	March 31,
	2013	2013
	RMB	US$

Principal amount of the KKR Notes	409,764	65,976
Principal amount of the GM Notes	315,226	50,754
Cumulative interest payables	26,791	4,314
Carrying amount	751,781	121,044

Schedule of Interest Relating to KKR Notes and GM Notes

Interest relating to the Notes was recognized as follows:

	Year ended March 31,
	2013	2013
	RMB	US$

KKR Notes interest incurred	45,959	7,400
GM Notes interest incurred	18,761	3,020
Amortization of debt issuance costs	3,062	493
Interest cost capitalized	(1,207)	(194)
Total interest expense	66,575	10,719